Related Party Information - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
EXOR N.V [Member]
Related Party Transaction [Line Items]
Percentage of common shares outstanding held by related parties	41.70%
IVECO-OTO MELARA Societa Consortile [Member]
Related Party Transaction [Line Items]
Pledged guarantees on commitments	$ 235	$ 187